CIRR-system	6 Months Ended
Jun. 30, 2022
CIRR-system
CIRR-system

Note 7. CIRR-system

Pursuant to the company’s assignment as stated in its owner instruction issued by the Swedish government, SEK administers credit granting in the Swedish system for officially supported export credits (CIRR-system). SEK receives compensation from the Swedish government in the form of an administrative compensation, which is calculated based on the principal amount outstanding.

The administrative compensation paid by the state to SEK is recognized in the CIRR-system as administrative remuneration to SEK. Refer to the following tables of the statement of comprehensive income and statement of financial positions for the CIRR-system, presented as reported to the owner. Interest expenses includes interest expenses for loans between SEK and the CIRR-system which reflects the borrowing cost for the CIRR-system. Interest expenses for derivatives hedging CIRR-loans are also recognized as interest expenses, which differs from SEK’s accounting principles. Arrangement fees to SEK are recognized together with other arrangement fees as interest expenses.

In addition to the CIRR-system, SEK administers the Swedish government’s previous concessionary credit program according to the same principles as the CIRR-system. No new lending is being offered under the concessionary credit program. As of June 30, 2022, concessionary loans outstanding amounted to Skr 356 million (year-end 2021: Skr 315 million) and operating profit for the program amounted to Skr -9 million (2Q21: Skr -11 million) for the period January-June 2022. SEK’s administrative compensation for administrating the concessionary credit program amounted to Skr 424 thousand (2Q21: Skr 1 million).

Statement of Comprehensive Income for the CIRR-system

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2022	2022	2021	2022	2021	2021
Interest income	556	557	498	1,113	985	2,105
Interest expenses	-517	-513	-494	-1,030	-1,014	-2,061
Interest compensation	2	—	7	2	7	7
Exchange-rate differences	1	1	0	2	-1	-1
Profit before compensation to SEK	42	45	11	87	-23	50
Administrative remuneration to SEK	-58	-56	-47	-114	-92	-197
Operating profit CIRR-system	-16	-11	-36	-27	-115	-147
Reimbursement to (–) / from (+) the State	16	11	36	27	115	147

Statement of Financial Position for the CIRR-system

	June 30,	December 31,
Skr mn	2022	2021
Cash and cash equivalents	1	8
Loans	95,031	87,872
Derivatives	4,462	36
Other assets	396	7,359
Prepaid expenses and accrued revenues	723	470
Total assets	100,613	95,745

Liabilities	99,908	88,092
Derivatives	—	7,060
Accrued expenses and prepaid revenues	705	593
Total liabilities	100,613	95,745

Commitments
Committed undisbursed loans	47,839	39,084
Binding offers	3,536	1,510